Foxo Life Insurance Company (Tables)	12 Months Ended
Dec. 31, 2022
Foxo Life Insurance Company [Abstract]
Schedule of deferred annuity contracts from the date of the acquisition
	2022	2021
Beginning / acquired balance	$4,717	$4,816
Deposits received	7	3
Interest credited	139	87
Withdrawals	(536)	(189)
Balance at end of period	$4,327	$4,717